Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Additional Financial Information [Abstract]
Consolidated Balance Sheets
	December 31,
Consolidated Balance Sheets	2011	2010
Accounts payable and accrued liabilities:
Accounts payable	$8,593	$7,437
Accrued expenses	2,004	2,761
Accrued payroll and commissions	2,170	2,225
Deferred directory revenue	904	1,278
Accrued interest	1,576	1,601
Compensated future absences	525	538
Current portion of employee benefit obligation	2,288	2,394
Other	1,798	1,821
Total accounts payable and accrued liabilities	$19,858	$20,055
Deferred compensation (included in Other noncurrent liabilities)	$1,020	$1,003

Consolidated Statements Of Income
Consolidated Statements of Income	2011	2010	2009
Advertising expense	$2,359	$2,982	$2,787
Interest expense incurred	$3,697	$3,766	$4,108
Capitalized interest	(162)	(772)	(740)
Total interest expense	$3,535	$2,994	$3,368

Consolidated Statements Of Cash Flows
Consolidated Statements of Cash Flows	2011	2010	2009
Cash paid during the year for:
Interest	$3,722	$3,882	$3,862
Income taxes, net of refunds	32	3,538	4,471

Consolidated Statements Of Changes In Stockholders Equity
Consolidated Statements of Changes in
Stockholders’ Equity	2011	2010	2009
Foreign currency translation adjustment	$(371)	$(494)	$(765)
Unrealized gains on available-for-sale securities	222	316	324
Unrealized gains (losses) on cash flow hedges	(421)	(180)	142
Defined benefit postretirement plans	3,750	3,070	2,979
Other	-	-	(2)
Accumulated other comprehensive income	$3,180	$2,712	$2,678